Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-Based Compensation
Schedule of share-based compensation expense

Share-based compensation expense was included in general and administrative and research and development expenses as follows in the accompanying condensed statements of comprehensive loss (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
General and administrative	$275	$436	$559	$1,147
Research and development	163	473	352	782
Total share-based compensation	$438	$909	$911	$1,929

Share-based compensation expense was included in general and administrative and research and development costs as follows in the accompanying statements of comprehensive loss (in thousands):

	Year Ended
	December 31,
	2018	2017	2016
General and administrative	$2,378	$4,091	$1,166
Research and development	1,753	1,182	552
Total share-based compensation	$4,131	$5,273	$1,718

Schedule of RSA grant activity

	Number of	Weighted-Average
	Shares	Fair Value (per share)

Non‑vested at December 31, 2015	348,093	$0.09
Granted	—	$—
Vested	(344,084)	$0.09
Non‑vested at December 31, 2016	4,009	$0.21
Granted	—	$—
Vested	(4,009)	$0.21
Non‑vested at December 31, 2017	—	$—
Granted	—	$—
Vested	—	$—
Non‑vested at December 31, 2018	—	$—

Schedule of stock option plan activity

			Weighted‑
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (years)	Value(1)

Outstanding at December 31, 2015	302,842	$2.43	9.60	$1,031,000
Granted	2,023,700	$10.07	—	—
Exercised	—	$—	—	—
Forfeited/Cancelled	(83,742)	$9.12	—	—
Outstanding at December 31, 2016	2,242,800	$9.07	9.48	$(2,759,000)
Granted	248,500	$12.24	—	—
Exercised	(23,910)	$1.92	—	—
Forfeited/Cancelled	(3,250)	$1.34	—	—
Outstanding at December 31, 2017	2,464,140	$9.46	8.58	$(3,715,000)
Granted	822,000	$8.24	—	—
Exercised	(40,398)	$2.25	—	—
Forfeited/Cancelled	(444,968)	$10.61	—	—
Outstanding at December 31, 2018	2,800,774	$9.02	7.96	$(22,994,287)
Vested and exercisable at December 31, 2018	1,812,181	$9.15	7.72	$(15,120,294)
Vested and expected to vest at December 31, 2018	2,800,774	$9.02	7.96	$(22,994,287)

(1)

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of December 31, 2018, 2017 and 2016 of $0.81,  $7.95 and $7.84 per share, respectively.

Schedule of weighted-average assumptions, option-pricing model

The weighted‑average assumptions used in the Black‑Scholes option‑pricing and Monte Carlo simulation models are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018

Expected stock price volatility	—	66.0%	—	66.3%
Expected life of options (years)	—	5.7	—	5.8
Expected dividend yield	—	0%	—	0%
Risk free interest rate	—	2.9%	—	2.7%

	Year Ended
	December 31,
	2018	2017	2016

Expected stock price volatility	66.3%	65.8%	71.447%
Expected life of options (years)	5.8	5.9	6.02
Expected dividend yield	0%	0%	0%
Risk free interest rate	2.7%	2.0%	1.2%